Marketable securities	12 Months Ended
Dec. 31, 2011
Marketable securities [Abstract]
Marketable securities
Note 13 – Marketable securities

Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2011	December 31, 2010

Original cost	24	306
Unrealized gain on marketable securities	-	292
Carrying value	24	598

The net unrealized holding gains as of December 31, 2011 amounted to $0 million. This represents the net of $1 million unrealized gain recorded in accumulated other comprehensive income in the balance sheet and an unrealized loss of $1 million recorded through the profit and loss statement.

The unrealized holding gains as of December 31, 2010 were recorded in accumulated other comprehensive income in the balance sheet.

Marketable securities held by us include approximately 3.5% of the issued shares of Ensco plc. ("Ensco"), 9.2% of the issued shares of Seahawk Drilling Inc. ("Seahawk"), 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 3.3% of Golden Close Maritime bond ("Golden Close"). Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Pride	Ensco	Seahawk	Petromena	Golden Close	Other bonds	Total

Historic cost at December 31, 2010	268	-	10	13	15	-	306
Fair Market value adjustments recognized via OCI as of December 31, 2010	276	-	-	16	-	-	292
Net book value at December 31, 2010	544	-	10	29	15	-	598
Additions	-	5	-	-	-	13	18
Fair market value adjustments recognized via OCI	140	-	-	(16)	1	-	125
Release of OCI into profit & loss	(416)	-	-		-	-	(416)
Realization of historic cost	(268)	-	-	(9)	-	(13)	(290)
Other than temporary impairments	-	-	(10)	-	-	-	(10)
Historic cost at Dec 31, 2011	-	5	0	4	15	0	24
Fair Market value adjustments recognized via OCI as of December 31, 2011	-	-	-	-	1	0	1
Fair Market value adjustments recognized via P&L	-	(1)	-	-	-	0	(1)
Net book value at December 31, 2011	0	4	0	4	16	0	24

Refer also to note 34 "Gain on realization of marketable securities".